SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statement [Line Items]
Gross proceeds on cash commission			$ 523,000		$ 148,000
Net proceeds			18,497,000		4,792,000
Company charged expenses			779,000	$ 374,000
Share-based payments	$ 498,000	$ 202,000	1,114,000	$ 370,000
Share Capital Two [Member]
Statement [Line Items]
Gross proceeds on cash commission			$ 238,000		$ 28,000
Common shares issued	264,000		264,000		48,000
Exercise of warrants	264,000		264,000		48,000
Share-based payments			$ 364,000		$ 43,000
Fair value upon issuance of warrants			126,000		15,000
Share Capital One [Member]
Statement [Line Items]
Gross proceeds on cash commission					$ 300,000
Company charged expenses			$ 335,000
Common shares issued					464,122
Exercise of warrants					464,122
Realized loss on exercise of warrants					$ 116,000
Share-based payments					416,000
Capitalized to exploration and evaluation assets					$ 0
Cantor Fitzgerald Canada Corporate [Member]
Statement [Line Items]
Common shares issued for services					675,145
Share Capital [Member]
Statement [Line Items]
Gross proceeds on cash commission					$ 3,356,000
Cash commission, percent			2.75%		3.00%
Common shares issued	10,050,000		10,050,000		4,195,072
Exercise of warrants	1,030,362		1,030,362		4,195,072
Realized loss on exercise of warrants			$ 1,111,000		$ 2,733,000
Market offering under prospectus supplements, shares					6,730,054
Market offering under prospectus supplements, amount			19,020,000		$ 4,940,000
Additional share issuance cost			389,000		106,000
Share-based payments			1,911,000		6,112,000
Proceeds from excercise of warrants			$ 824,000
Foreign exchange amount					$ 69,000
Share Capital Three [Member]
Statement [Line Items]
Common shares issued					863,901
Share capital, amount					$ 650,000
Share Capital And Share-Based Payment [Member]
Statement [Line Items]
Capitalized to exploration and evaluation assets					$ 0